Note 4 - Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Balance		$ 22,185	$ 20,790
Reclassification of certain income tax effects from accumulated other comprehensive income
Balance		23,836	22,185
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Balance	[1]	(15)	(38)
Other comprehensive income before reclassifications	[1]	13	25
Amount reclassified from accumulated other comprehensive loss	[1]
Total other comprehensive income	[1]	13	25
Reclassification of certain income tax effects from accumulated other comprehensive income	[1]		(2)
Balance	[1]	$ (2)	$ (15)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.